Cover	Dec. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2024
Entity File Number	001-38950
Entity Registrant Name	Grocery Outlet Holding Corp.
Entity Central Index Key	0001771515
Entity Tax Identification Number	47-1874201
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5650 Hollis Street
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	510
Local Phone Number	845-1999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	GO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false